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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-22673

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                           PIMCO Dynamic Income Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                 Bradley Todd
             Treasurer (Principal Financial & Accounting Officer)
                           PIMCO Dynamic Income Fund
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2019 to June 30, 2020

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22673
Reporting Period: 07/01/2019 - 06/30/2020
PIMCO Dynamic Income Fund









========================== PIMCO Dynamic Income Fund ===========================


CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: JUL 02, 2019   Meeting Type: Annual
Record Date:  MAY 06, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas Benninger         For       For          Management
1b    Elect Director Juliana Chugg            For       For          Management
1c    Elect Director Keith Cozza              For       For          Management
1d    Elect Director John Dionne              For       For          Management
1e    Elect Director James Hunt               For       For          Management
1f    Elect Director Courtney R. Mather       For       For          Management
1g    Elect Director Anthony Rodio            For       For          Management
1h    Elect Director Richard Schifter         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as Auditor For       For          Management
5     Provide Right to Call Special Meeting   For       For          Management
6     Amendment to the Company's Charter to   For       For          Management
      Restrict the Company's Ability to
      Adopt Any "Rights Plan" or "Poison
      Pill"


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CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: NOV 15, 2019   Meeting Type: Special
Record Date:  OCT 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management


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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 19, 2020   Meeting Type: Annual
Record Date:  MAR 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Dionne              For       For          Management
1.2   Elect Director Andrew Hobson            For       For          Management
1.3   Elect Director Joe Marchese             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


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DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 29, 2020   Meeting Type: Annual
Record Date:  APR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       Against      Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Receive Report on Integration of Share  For       Against      Management
      Capital in Accordance with
      Capitalization Plan Approved by Board
      and AGM on April 30, 2019
6     Elect or Ratify Directors, Chairman,    For       Against      Management
      Secretary of Board, Chairmen and
      Members of Audit Committee and
      Corporate Practices and Compensation
      Committee; Approve Their Remuneration;
      Verify Independence Classification of
      Directors
7     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions


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DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 29, 2020   Meeting Type: Special
Record Date:  APR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Article 6 Re: Shares              For       Against      Management
      Representing Fixed Portion of Share
      Capital
2     Authorize Board to Ratify and Execute   For       Against      Management
      Approved Resolutions


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DOMMO ENERGIA SA

Ticker:       DMMO3          Security ID:  P3601L103
Meeting Date: APR 30, 2020   Meeting Type: Special
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Lawsuit Against Former          For       Against      Management
      Directors
2     Approve Delisting of American           For       For          Management
      Depositary Shares from OTC Markets
3     Elect Nicolas Eduardo Piacentino as     For       For          Management
      Alternate Director
4     Amend Articles and Consolidate Bylaws   For       Against      Management
5     In the Event of a Second Call, the      None      For          Management
      Voting Instructions Contained in this
      Remote Voting Card May Also be
      Considered for the Second Call?


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DOMMO ENERGIA SA

Ticker:       DMMO3          Security ID:  P3601L103
Meeting Date: APR 30, 2020   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports for Fiscal Year
      Ended Dec. 31, 2019
2     Approve Treatment of Net Loss           For       For          Management
3     Fix Number of Directors at Three        For       For          Management
4     Do You Wish to Adopt Cumulative Voting  None      Abstain      Management
      for the Election of the Members of the
      Board of Directors, Under the Terms of
      Article 141 of the Brazilian Corporate
      Law?
5     Elect Directors                         For       For          Management
6     In Case There is Any Change to the      None      Against      Management
      Board Slate Composition, May Your
      Votes Still be Counted for the
      Proposed Slate?
7     In Case Cumulative Voting Is Adopted,   None      Abstain      Management
      Do You Wish to Equally Distribute Your
      Votes Amongst the Nominees below?
8.1   Percentage of Votes to Be Assigned -    None      Abstain      Management
      Elect Marko Jovovic as Director
8.2   Percentage of Votes to Be Assigned -    None      Abstain      Management
      Elect Conrado Lamastra Pacheco as
      Independent Director
8.3   Percentage of Votes to Be Assigned -    None      Abstain      Management
      Elect Nicolas Eduardo Piacentino as
      Independent Director
9     Approve Remuneration of Company's       For       For          Management
      Management
10    Do You Wish to Request Installation of  None      For          Management
      a Fiscal Council, Under the Terms of
      Article 161 of the Brazilian Corporate
      Law?
11    In the Event of a Second Call, the      None      For          Management
      Voting Instructions Contained in this
      Remote Voting Card May Also be
      Considered for the Second Call?


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IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: JUN 15, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Barber              For       For          Management
1.2   Elect Director Brad Gerstner            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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URBI DESARROLLOS URBANOS SAB DE CV

Ticker:       URBI           Security ID:  P9592Y129
Meeting Date: JAN 09, 2020   Meeting Type: Special
Record Date:  DEC 26, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reverse Stock Split and         For       For          Management
      Consequently Share Issuance Without
      Capital Increase
2     Amend Article 6                         For       For          Management
3     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions


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URBI DESARROLLOS URBANOS SAB DE CV

Ticker:       URBI           Security ID:  P9592Y129
Meeting Date: JAN 09, 2020   Meeting Type: Special
Record Date:  DEC 26, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect or Ratify Directors; Verify       For       For          Management
      Independence Classification
2     Elect or Ratify Chairman and Members    For       For          Management
      of Audit and Corporate Practices
      Committee
3     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions


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URBI DESARROLLOS URBANOS SAB DE CV

Ticker:       URBI           Security ID:  P9592Y129
Meeting Date: APR 30, 2020   Meeting Type: Annual
Record Date:  APR 17, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       For          Management
      Financial Statements and Statutory
      Reports; Approve Allocation of Income
2     Elect or Ratify Members, Chairman,      For       For          Management
      Secretary and Deputy Secretary of
      Board; Verify Independence
      Classification of Board Members
3     Elect or Ratify Chairman and Members    For       For          Management
      of Audit and Corporate Practices
      Committee
4     Approve Remuneration of Directors       For       For          Management
5     Set Maximum Amount of Share Repurchase  For       Against      Management
      Reserve
6     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions


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VICI PROPERTIES INC.

Ticker:       VICI           Security ID:  925652109
Meeting Date: APR 30, 2020   Meeting Type: Annual
Record Date:  MAR 02, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director James R. Abrahamson      For       For          Management
1b    Elect Director Diana F. Cantor          For       For          Management
1c    Elect Director Monica H. Douglas        For       For          Management
1d    Elect Director Elizabeth I. Holland     For       For          Management
1e    Elect Director Craig Macnab             For       For          Management
1f    Elect Director Edward B. Pitoniak       For       For          Management
1g    Elect Director Michael D. Rumbolz       For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Eliminate Supermajority Vote            For       For          Management
      Requirement

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 27, 2020